Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Preferred stock	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss), net	Retained earnings
Beginning Balance at Dec. 31, 2008	$ 1,254,273		$ 78	$ 375,436	$ (32,641)	$ 911,400
Beginning Balance, Shares at Dec. 31, 2008			78,028,072
Net income (loss)	(102,323)					(102,323)
Disposition of hedging positions of equity-method investments, net of tax	(3,881)				(3,881)
Foreign currency translation adjustment	17,526				17,526
Grant of restricted stock units	700			700
Restricted stock grant and compensation expense, net of forfeitures, value	5,838		1	5,837
Restricted stock grant and compensation expense, net of forfeitures, shares			305,182
Exercise of stock options, value	375			375
Exercise of stock options, shares	38,717		38,717
Tax benefit from exercise of stock options	170			170
Stock option compensation expense	2,401			2,401
Shares issued to pay performance share unit	920			920
Shares issued to pay performance share unit, shares			71,392
Shares issued under Employee Stock Purchase Plan, value	2,308			2,308
Shares issued under Employee Stock Purchase Plan, shares			133,360
Shares withheld and retired, value	(262)			(262)
Shares withheld and retired, shares			(17,373)
Ending Balance at Dec. 31, 2009	1,178,045		79	387,885	(18,996)	809,077
Ending Balance, Shares at Dec. 31, 2009			78,559,350
Net income (loss)	81,817					81,817
Foreign currency translation adjustment	(6,704)				(6,704)
Grant of restricted stock units	950			950
Restricted stock grant and compensation expense, net of forfeitures, value	11,367			11,367
Restricted stock grant and compensation expense, net of forfeitures, shares			342,694
Exercise of stock options, value	927			927
Exercise of stock options, shares	87,150		87,150
Tax benefit from exercise of stock options	560			560
Stock option compensation expense	15,493			15,493
Shares issued under Employee Stock Purchase Plan, value	2,233			2,233
Shares issued under Employee Stock Purchase Plan, shares			94,250
Shares withheld and retired, value	(4,137)			(4,137)
Shares withheld and retired, shares			(132,391)
Ending Balance at Dec. 31, 2010	1,280,551		79	415,278	(25,700)	890,894
Ending Balance, Shares at Dec. 31, 2010			78,951,053
Net income (loss)	142,554					142,554
Foreign currency translation adjustment	(1,236)				(1,236)
Grant of restricted stock units	1,140			1,140
Restricted stock grant and compensation expense, net of forfeitures, value	5,996			5,996
Restricted stock grant and compensation expense, net of forfeitures, shares			541,425
Exercise of stock options, value	10,263		1	10,262
Exercise of stock options, shares	876,435		876,435
Tax benefit from exercise of stock options	9,004			9,004
Stock option compensation expense	3,348			3,348
Shares issued to pay performance share unit	2,759			2,759
Shares issued to pay performance share unit, shares			67,288
Shares issued under Employee Stock Purchase Plan, value	2,594			2,594
Shares issued under Employee Stock Purchase Plan, shares			75,745
Share issuance cost	(335)			(335)
Shares withheld and retired, value	(3,039)			(3,039)
Shares withheld and retired, shares			(86,503)
Ending Balance at Dec. 31, 2011	$ 1,453,599		$ 80	$ 447,007	$ (26,936)	$ 1,033,448
Ending Balance, Shares at Dec. 31, 2011			80,425,443